Acquisitions - Asset Acquisition (Details) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2020 USD ($) patent $ / shares shares	Mar. 31, 2022 USD ($)
Atrio Asset Acquisition [Member]
Asset Acquisition [Line Items]
Payments to acquire assets	$ 1.2
Asset acquisition consideration, common stock (in shares) | shares	0.5
Asset acquisition, consideration transferred	$ 2.4
Asset acquisition consideration, stock price (in dollars per share) | $ / shares	$ 2.19
R Stor Asset Acquisition [Member]
Asset Acquisition [Line Items]
Asset acquisition consideration, common stock (in shares) | shares	0.4
Asset acquisition, consideration transferred	$ 0.9
Asset acquisition consideration, stock price (in dollars per share) | $ / shares	$ 2.19
Number of patents acquired | patent	3
Software and Software Development Costs
Asset Acquisition [Line Items]
Intangible assets held for sale		$ 2.2